Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Matters [Abstract]
Schedule of bank's actual capital amounts and ratios

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Total risk-based capital (to risk-weighted assets)	$41,631	19.15%	$17,387	8.0%	$21,734	10.0%

Tier I capital (to risk-weighted assets)	38,912	17.90	13,040	6.0	17,387	8.0

Common equity Tier I (to risk-weighted assets)	38,912	17.90	9,780	4.5	14,127	6.5

Tier I capital (to average assets)	38,912	12.82	12,139	4.0	15,174	5.0

Tangible capital (to adjusted tangible assets)	38,912	12.82	4,552	1.5	—	N/A

As of December 31, 2014
Total risk-based capital (to risk-weighted assets)	$40,252	18.81%	$17,119	8.0%	$21,399	10.0%

Tier I capital (to risk-weighted assets)	37,574	17.56	8,560	4.0	12,839	6.0

Tier I capital (to average assets)	37,574	12.25	12,269	4.0	15,336	5.0

Tangible capital (to adjusted tangible assets)	37,574	12.25	4,601	1.5	—	N/A

Schedule of reconciliation of bank equity amount for regulatory capital purposes
	2015	2014

Bank equity	$42,429	$41,012
Less net unrealized gain	790	711
Less disallowed goodwill	2,727	2,727

Tier 1 and common equity Tier 1 capital	38,912	37,574

Plus allowance for loan losses	2,719	2,678

Total risked-based capital	$41,631	$40,252